Derivatives - Schedule of Credit Derivatives (Details) - Credit derivatives - Credit Default Swap - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Derivatives [Line Items]
Notional Amount	$ 500	$ 100
Fair Value	4	2
Offsetting Notional Amount	0	0
Offsetting Fair Value	0	0
Investment grade risk exposure
Credit Derivatives [Line Items]
Notional Amount	500	100
Fair Value	$ 4	$ 2
Weighted Average Years to Maturity	5 years	5 years
Offsetting Notional Amount	$ 0	$ 0
Offsetting Fair Value	$ 0	$ 0